Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments under Non-Cancelable Operating Leases in Continuing Operations

The Company had future minimum rental commitments under non-cancelable operating leases in continuing operations of $37 million at December 31, 2012, with future rental payments of:

(Dollars in millions)	Operating Leases
2013	$8
2014	7
2015	6
2016	5
2017	4
Thereafter	7

Total	$37